Leases - Schedule of Future Minimum Obligation under Lease Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 43,912
2020	33,547
2021	23,219
2022	15,603
2023	10,342
Thereafter	16,364
Total lease payments	$ 142,987